UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================


                                       AIG
                                MONEY MARKET FUND





                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2007


                               [AIG LOGO OMITTED]









                                   ADVISED BY
                           AIG GLOBAL INVESTMENT CORP.

================================================================================

                              AIG MONEY MARKET FUND

   The AIG Money Market Fund (the "Fund") is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US$1.00.

   There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US$1.00 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor or sub-distributor.



                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Schedule of Investments                                                        2
Statement of Assets and Liabilities                                            4
Statement of Operations                                                        5
Statement of Changes in Net Assets                                             6
Financial Highlights                                                           7
Notes to Financial Statements                                                  8
Disclosure of Fund Expenses                                                   12
Board of Trustees Considerations in Re-Approving
  the Advisory Agreement                                                      13

                                                           AIG MONEY MARKET FUND
APRIL 30, 2007 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*
[BAR GRAPH OMITTED] PLOT POINTS FOLLOW:

56.1% Banks
20.2% Financial Services
14.8% Repurchase Agreements
 8.9% Time Deposits

PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 FACE
AMOUNT                                                                    VALUE
(000)                                                                     (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CERTIFICATES OF DEPOSIT (32.7%)++
--------------------------------------------------------------------------------
BANKS (32.7%)
--------------------------------------------------------------------------------
             Depfa Bank PLC
   $ 50,000    5.300%, 07/05/07                                      $   50,000
             Deutsche Bank
     30,240    5.345%, 08/08/07                                          30,240
             Fortis Bank
      9,000    5.225%, 12/28/07                                           8,999
             HBOS Treasury Services PLC
     45,000    5.280%, 06/07/07                                          45,000
             Mizuho Bank
     50,000    5.305%, 05/14/07                                          50,000
             Norinchukin Bank
     50,000    5.320%, 10/10/07                                          50,000
             The Bank of Montreal
     50,000    5.280%, 05/24/07                                          50,000
             UBS
     45,000    5.335%, 08/06/07                                          45,000
             Unicredito Italiano, SPA
     45,000    5.330%, 05/10/07                                          45,000
--------------------------------------------------------------------------------
             TOTAL CERTIFICATES OF DEPOSIT
             (Cost $374,239)                                            374,239
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FACE
AMOUNT                                                                    VALUE
(000)                                                                     (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) (43.6%)
--------------------------------------------------------------------------------
BANKS (23.4%)
--------------------------------------------------------------------------------
             Abbey National North America LLC
   $ 45,000    5.220%, 06/05/07                                      $   44,772
             Banco Santander Central Hispano SA
     45,000    5.170%, 06/12/07                                          44,728
             Bank of America Corporation
     50,000    5.215%, 06/08/07                                          49,725
             Norddeutshce Landesbank
     45,000    5.235%, 05/14/07                                          44,915
             The Bank of Nova Scotia
     40,000    5.210%, 06/07/07                                          39,786
             Westpac Capital Corporation
     45,000    5.170%, 05/07/07                                          44,961
--------------------------------------------------------------------------------
                                                                        268,887
--------------------------------------------------------------------------------
FINANCIAL SERVICES (20.2%)
--------------------------------------------------------------------------------
             BMW U.S. Capital Corporation
     46,750    5.310%, 05/01/07                                          46,750
             Erste Financial Delaware LLC
     35,150    5.250%, 07/12/07                                          34,781
             Morgan Stanley
     50,000    5.320%, 05/01/07                                          50,000
             Nationwide Building Society
     50,000    5.235%, 06/21/07                                          49,629
             Societe Generale
     50,000    5.310%, 05/01/07                                          50,000
--------------------------------------------------------------------------------
                                                                        231,160
--------------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER
            (Cost $500,047)                                             500,047
--------------------------------------------------------------------------------





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
APRIL 30, 2007 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
 FACE
AMOUNT                                                                    VALUE
(000)                                                                     (000)
--------------------------------------------------------------------------------
TIME DEPOSITS (8.9%)
--------------------------------------------------------------------------------
             Calyon
   $ 50,000    5.310%, 05/01/07                                       $  50,000
             Svenska Handelsbanken
     51,483    5.310%, 05/01/07                                          51,483
--------------------------------------------------------------------------------
            TOTAL TIME DEPOSITS
            (Cost $101,483)                                             101,483
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (14.8%)
--------------------------------------------------------------------------------
    170,000    Deutsche Bank
               5.220%, dated 04/30/07,
               to be repurchased on
               05/01/07, repurchase
               price $170,024,650
               (collateralized by a
               U.S. Government
               obligation, ranging in
               par value $2,955,000-
               $50,000,000, 0.000%-
               5.875%, 05/04/07-
               10/08/19; with total
               market value
               $173,400,846)
               (Cost $170,000)                                          170,000
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS (100.0%)
            (Cost $1,145,769)+                                       $1,145,769
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $1,148,763 (000).
(A) The rate reported is the effective yield at time of purchase.
PLC -- Public Limited Company
LLC -- Limited Liability Company
++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
+ For federal tax purposes, the Fund's aggregate cost is equal to it's book cost.







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)                 AIG MONEY MARKET FUND
AS OF APRIL 30, 2007 (UNAUDITED)
================================================================================


--------------------------------------------------------------------------------
ASSETS
  Investments at Value (Cost $1,145,769)                             $1,145,769
  Cash                                                                       52
  Interest Receivable                                                     3,199
  Prepaid Expenses                                                           45
                                                                     -----------
  TOTAL ASSETS                                                        1,149,065
                                                                     -----------
LIABILITIES
  Payable for Income Distribution                                            19
  Payable due to Investment Adviser                                         141
  Payable due to Administrator                                               45
  Payable due to Distributor                                                 12
  Chief Compliance Officer Fees Payable                                       3
  Payable due to Trustee                                                      3
  Other Accrued Expenses                                                     79
                                                                     -----------
  TOTAL LIABILITIES                                                         302
                                                                     -----------
NET ASSETS                                                           $1,148,763
                                                                     ===========
NET ASSETS CONSIST OF:
  Paid in Capital                                                    $1,148,766
  Accumulated Net Realized Loss on Investments                               (3)
                                                                     -----------
NET ASSETS                                                           $1,148,763
                                                                     ===========
  Net Asset Value, Offering and Redemption
    Price Per Share -- Class A Shares
    ($1,087,130 / 1,087,169)                                         $     1.00
                                                                     ===========
  Net Asset Value, Offering and Redemption
    Price Per Share -- Class B Shares
    ($61,633 / 61,613)                                               $     1.00
                                                                     ===========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)
================================================================================


--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest Income                                                       $33,235
                                                                        -------
  Total Investment Income                                                33,235
                                                                        -------
EXPENSES:
  Investment Advisory Fees                                                1,554
  Administration Fees                                                       286
  Distribution Fees(1)                                                      115
  Transfer Agent Fees                                                        43
  Custodian Fees                                                             37
  Professional Fees                                                          27
  Registration and Filing Fees                                               15
  Printing Fees                                                              13
  Trustees' Fees                                                              4
  Insurance and Other Fees                                                   25
                                                                        -------
  Total Expenses                                                          2,119
  Less:
  Waiver of Investment Advisory Fees                                       (622)
  Waiver of Administration Fees                                             (97)
  Waiver of Distribution Fees                                               (49)
                                                                        -------
  Net Expenses                                                            1,351
                                                                        -------
  Net Investment Income                                                  31,884
                                                                        -------
  Net Realized Loss on Investments                                           (3)
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $31,881
                                                                        =======

(1) Distribution fees are incurred by Class B shares only.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)                  AIG MONEY MARKET FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED) AND THE YEAR ENDED
OCTOBER 31, 2006
================================================================================

                                                                                 11/01/06 TO            11/01/05 TO
                                                                                   04/30/07              10/31/06
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                                          $     31,884          $      65,737
  Net Realized Loss on Investments                                                         (3)                    --
                                                                                 ------------          -------------
    Increase in Net Assets Resulting from Operations                                   31,881                 65,737
                                                                                 ------------          -------------
DIVIDENDS:
  Net Investment Income
    Class A                                                                           (30,206)               (62,622)
    Class B                                                                            (1,614)                (3,179)
                                                                                 ------------          -------------
  Total Dividends                                                                     (31,820)               (65,801)
                                                                                 ------------          -------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Class A
    Issued                                                                         39,918,919             77,923,288
    Reinvestment of Dividends                                                          30,172                 62,284
    Redeemed                                                                      (40,055,604)           (78,120,484)
                                                                                 ------------          -------------
      Net Decrease in Shares Outstanding
        from Class A Share Transactions                                              (106,513)              (134,912)
                                                                                 ------------          -------------
  Class B
    Issued                                                                              9,693                 19,165
    Reinvestment of Dividends                                                           1,588                  3,177
    Redeemed                                                                          (21,129)               (34,331)
                                                                                 ------------          -------------
      Net Decrease in Shares Outstanding from
        Class B Share Transactions                                                     (9,848)               (11,989)
                                                                                 ------------          -------------
Net Decrease in Net Assets from Capital Share Transactions                           (116,361)              (146,901)
                                                                                 ------------          -------------
Total Decrease in Net Assets                                                         (116,300)              (146,965)
NET ASSETS:
  Beginning of Period                                                               1,265,063              1,412,028
                                                                                 ------------          -------------
  End of Period                                                                  $  1,148,763          $   1,265,063
                                                                                 ============          =============
Distributions in Excess of Net Investment Income                                 $         --          $         (64)
                                                                                 ============          =============

Amounts designated as "--" are $0 or rounded to $0.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED) AND THE YEARS ENDED
OCTOBER 31,

              Net                                                        Net
             Asset                            Dividends                 Asset
             Value       Net        Total      from Net                 Value
           Beginning  Investment     from     Investment    Total        End
           of Period    Income    Operations    Income    Dividends   of Period
           ---------  ----------  ----------  ----------  ---------   ---------
 ---------------------
 AIG Money Market Fund
 ---------------------
   Class A
     2007*   $1.00      $0.03       $0.03      $(0.03)     $(0.03)      $1.00
     2006     1.00       0.05        0.05       (0.05)      (0.05)       1.00
     2005     1.00       0.03        0.03       (0.03)      (0.03)       1.00
     2004     1.00       0.01        0.01       (0.01)      (0.01)       1.00
     2003     1.00       0.01        0.01       (0.01)      (0.01)       1.00
     2002     1.00       0.02        0.02       (0.02)      (0.02)       1.00

   Class B
     2007*   $1.00      $0.02       $0.02      $(0.02)     $(0.02)      $1.00
     2006     1.00       0.04        0.04       (0.04)      (0.04)       1.00
     2005     1.00       0.02        0.02       (0.02)      (0.02)       1.00
     2004     1.00       0.01        0.01       (0.01)      (0.01)       1.00
     2003     1.00       0.01        0.01       (0.01)      (0.01)       1.00
     2002     1.00       0.01        0.01       (0.01)      (0.01)       1.00

                                                 Ratio        Ratio
                          Net                 of Expenses     of Net
                        Assets       Ratio     to Average   Investment
                          End    of Expenses   Net Assets     Income
             Total    of Period   to Average  (Excluding    to Average
            Return+      (000)    Net Assets    Waivers)    Net Assets
            -------   ----------  ----------  -----------   ----------
 ---------------------
 AIG Money Market Fund
 ---------------------
   Class A
     2007*    2.57%   $1,087,130      0.21%       0.32%        5.13%
     2006     4.72     1,193,586      0.22        0.32         4.61
     2005     2.73     1,328,558      0.21        0.31         2.71
     2004     1.15       829,783      0.08        0.33         1.13
     2003     1.07       914,380      0.17        0.33         1.07
     2002     1.71       800,913      0.22        0.32         1.72

   Class B
     2007*    2.47%   $   61,633      0.41%       0.67%        4.92%
     2006     4.52        71,477      0.42        0.67         4.41
     2005     2.53        83,470      0.41        0.66         2.46
     2004     0.95       100,552      0.28        0.68         0.93
     2003     0.77       148,448      0.47        0.68         0.77
     2002     1.36       146,076      0.57        0.67         1.35

+ Total return would have been lower had certain fees not been waived by the Adviser, Sub-Distributor and Administrator during the periods indicated.

* For the six month period ended April 30, 2007. All ratios for the period have been annualized.

Note (unaudited): The 7-day current and effective annualized yields, as of April 30, 2007, are: Class A shares 5.12% and 5.25%, respectively and Class B shares 4.92% and 5.04%, respectively.

The performance in the above table does not reflect the deduction of taxes on Fund distributions that the shareholder may be required to pay based on his/her tax bracket.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2007 (UNAUDITED)
================================================================================


1.   ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 funds. The financial statements herein are those of the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net assets each day.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2007 (UNAUDITED)
================================================================================


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENCY AGREEMENTS, AND CUSTODIAN AGREEMENTS:

     The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.05% of the Fund's average daily net assets up to and including $1 billion and 0.03% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $110,000 plus $15,000 for each additional class.

     The Fund and the Administrator entered into an agreement dated May 20, 2005 whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $110,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $500 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. In accordance with this agreement, the Administrator waived $97,079 of Administration fees for the six month period ended April 30, 2007.

     AIG Equity Sales Corp.,  an indirect  wholly owned  subsidiary  of American
International Group, Inc., serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan (the "Plan") relating to the Class B shares pursuant to the 1940 Act, Rule 12b-1. The Plan provides for payment of fees to the Distributorat an annual rate of 0.35% of the Fund's average daily net assets of the Class B shares. Such fees are then paid to theSub-Distributor for services provided. The Sub-Distributor has voluntarily agreed to waive 0.15%, reducing the annual fee to 0.20% of the Fund's average daily net assets. The waiver is voluntary and may be terminated at any time.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

     U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2007 (UNAUDITED)
================================================================================


5.   INVESTMENT ADVISORY AGREEMENT:

     The Trust and AIG Global Investment Corp. (the "Advisor"), an indirect, wholly owned subsidiary of American International Group, Inc., are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the Fund's average daily net assets of Class A and not more than 0.75% of the Fund's average daily net assets of Class B. For the six months ended April 30, 2007, the Advisor waived 0.11% of its annual fee, reducing the annual fee to 0.14% of the Fund's average daily net assets. Fee waivers are voluntary and may be terminated at any time.

6.   FEDERAL TAX INFORMATION:

     It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Permanent book and tax basis differences may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. There were no permanent differences for the year ended October 31, 2006.

     The tax character of dividends and distributions paid during the years ended October 31, 2006 and October 31, 2005 were as follows:

                                            ORDINARY
                                             INCOME
                             YEAR             (000)
                             ----             -----
                             2006            $65,801
                             2005             31,931

     As of October 31, 2006, the components of Distributions in Excess on a tax basis were as follows (000):

           Undistributed Ordinary Income ..................  $ 4,796
           Other Temporary Differences ....................   (4,860)
                                                             -------

           Total Distributions in Excess ..................  $   (64)
                                                             =======

     For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2006, there were no capital loss carryforwards. As of April 30, 2007, the cost of securities for Federal tax purposes equals the cost located in the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2007 (UNAUDITED)
================================================================================


7.   NEW ACCOUNTING PRONOUNCEMENTS:

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Fund had not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

     In September 2006, FASB issued STATEMENT ON FINANCIAL  ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

8.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2007, is as follows:

                         S & P                   MOODY'S
                    ---------------          ----------------
                    A1 +      79.4%          P1          100%
                    A1        20.6           NR           --
                             -----                       ----
                             100.0%                      100%
                             =====                       ====

9.   OTHER:

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

================================================================================


All mutual funds have operating expenses. As a shareholder of a mutual fund your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid overthat period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

--------------------------------------------------------------------------------
                          BEGINNING       ENDING                       EXPENSE
                           ACCOUNT        ACCOUNT       ANNUALIZED       PAID
                            VALUE          VALUE         EXPENSE        DURING
                           11/01/06       04/30/07        RATIOS        PERIOD*
--------------------------------------------------------------------------------
AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                   $1,000.00      $1,025.70         0.21%        $1.03
Class B                    1,000.00       1,024.70         0.41          2.05

HYPOTHETICAL 5% RETURN
Class A                   $1,000.00      $1,023.78         0.21%        $1.03
Class B                    1,000.00       1,022.77         0.41          2.04
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the year, multiplied by 181/365 (to reflect the one-half year period shown).

BOARD OF TRUSTEES CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED)

================================================================================


Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Trustees use this information, as well as other information that the Advisor and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 14-15, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Advisor regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Advisor, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Advisor's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Fund's structure and investment objectives. They then reviewed the Advisor's approach to credit quality evaluation, asset allocation and maturity allocations and averages. The representatives also discussed economic and market developments, growth in Fund assets, and the volatility and impact of cash flows in the Fund. The Trustees then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.


NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISOR

In considering the quality, nature and extent of the services provided by the Advisor, the Board reviewed the portfolio management services provided by the Advisor to the Fund, including the quality and continuity of the Advisor's portfolio management personnel. The Advisor's representative reviewed the investment philosophy for the Fund, noting its emphasis on quantitative analysis and disciplined portfolio construction. The most recent investment advisor registration form ("Form ADV") for the Advisor was provided to the Board, as was the response of the Advisor to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Advisor, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Advisor.

BOARD OF TRUSTEES CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED)

================================================================================


INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISOR

The Board was provided with information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Advisor provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Fund's performance was favorable and was satisfied with the investment results that the Advisor had been able to achieve for the Fund.


COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Advisor, and fee waivers that the Advisor had made over the period, the costs and other expenses incurred by the Advisor in providing advisory services and the resulting profits realized by the Advisor from its relationship with the Fund and concluded that such profit was not excessive when considered in the context of current Fund asset levels, the overall expense ratio of the Fund and the favorable performance achieved by the Advisor for Fund shareholders. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations and appeared reasonable in light of the services rendered and was comparable to those of comparable mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Fund; and (c) agreed to renew the Agreement for another year.

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities,as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-monthperiod ended June 30, is available (i) without charge, upon request, by calling 1-800-845-3885; and (ii) on the Commission'swebsite at http://www.sec.gov.

Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445.

    INVESTMENT ADVISOR:
    AIG GLOBAL INVESTMENT CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    DISTRIBUTOR:
    SEI INVESTMENTS DISTRIBUTION CO.
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    SUB-DISTRIBUTOR:
    AIG EQUITY SALES CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    ADMINISTRATOR:
    SEI INVESTMENTS GLOBAL FUNDS SERVICES
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    LEGAL COUNSEL:
    MORGAN, LEWIS & BOCKIUS LLP
    1111 PENNSYLVANIA AVE., N.W.
    WASHINGTON, D.C. 20004

    INDEPENDENT REGISTERED PUBLICACCOUNTING FIRM:
    ERNST & YOUNG LLP
    TWO COMMERCE SQUARE
    SUITE 4000
    2001 MARKET STREET
    PHILADELPHIA, PA 19103

    For information call: 1-800-845-3885


    This information must be preceded or accompanied by a current prospectus.

    AIG-SA-006-1300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.